Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information
Document Type	SP 15D2
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Vitru Brazil Ventures, Holdings and Trade Inc.
Amendment Flag	false
Entity Central Index Key	0001989305